Cover	Apr. 24, 2023
Cover [Abstract]
Entity Registrant Name	METATERRA CORP.
Entity Central Index Key	0001918884
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 24, 2023
Entity Incorporation State Country Code	NV
Entity File Number	333-263777
Entity Tax Identification Number	98-1611421
Entity Address Address Line 1	Calle Principal 54
Entity Address City Or Town	MunozPuerto Plata
Entity Address Country	DO
Entity Address Postal Zip Code	57000
City Area Code	346
Local Phone Number	308-4967
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false